Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2014	2015
Accounts receivable	$7,038	$14,896
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	$7,038	$14,896